Taxes on Income (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Taxes on Income [Abstract]
Net operating loss carryforwards (in Israel)	$ 2,543	$ 1,865
Net operating loss carryforwards (outside Israel)	343	485
Capital loss carryforwards (in Israel)	1,252	1,098
Severance benefits	32	8
Provision for vacation pay	280	174
Tax credit carryforward	952	840
Allowance for doubtful accounts	13	11
Total gross deferred tax assets	5,415	4,481
Less valuation allowance	(1,595)	(4,135)
Net deferred tax assets	3,820	346
Undistributed income of subsidiaries	(134)
Fixed assets - differences in depreciation	(635)	(346)
Total gross deferred tax liabilities	(769)	(346)
Net deferred tax assets	3,051
Deferred tax assets, short-term (in other current assets)	188
Deferred tax assets, long Term	$ 2,863